Stockholders' Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Warrants outstanding	$ 107,416
Weighted average life of outstanding warrants in years	4 years
Exercise price		$ 63.60	$ 105.60
March 2019 Notes Warrants [Member]
Warrants outstanding	$ 74,390
Weighted average life of outstanding warrants in years	4 years 3 months 19 days
Exercise price	$ 70.00
June 2018 Notes Warrants [Member]
Warrants outstanding	$ 30,526
Weighted average life of outstanding warrants in years	3 years 6 months
Exercise price	$ 70.00
2017 PIPE Warrants [Member]
Warrants outstanding	$ 2,500
Weighted average life of outstanding warrants in years	2 years 7 months 6 days
Exercise price	$ 276.00	$ 276.00